Income Tax - Schedule of changes in deferred tax liabilities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax liabilities [line items]
Net deferred tax liabilities at beginning of the fiscal year	$ 12,076,068	$ 21,713,475
Loss / (Profit) for deferred taxes recognized in the statement of income	985,266	(9,637,407)
Net deferred tax liabilities at fiscal year end	$ 13,061,334	$ 12,076,068